CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 319.0	$ 209.3
Marketable securities	9.0	14.9
Accounts receivable, net	1,330.9	1,165.7
Inventories, net	1,546.5	889.4
Prepaid expenses and other current assets	323.6	122.3
Deferred tax assets	309.3	168.1
Total current assets	3,838.3	2,569.7
Property and equipment, net	1,485.0	713.7
Investments and other assets	91.2	71.3
Deferred tax assets	61.8	21.7
Product rights and other intangibles	3,784.3	1,613.6
Goodwill	4,854.2	1,708.3
Total assets	14,114.8	6,698.3
Current liabilities:
Accounts payable and accrued expenses	2,467.9	1,535.4
Income taxes payable	68.1	106.7
Current portion of long-term debt and capital leases	176.2	184.5
Deferred revenue	32.3	12.8
Deferred tax liabilities	4.8	0.1
Total current liabilities	2,749.3	1,839.5
Long-term debt and capital leases	6,257.1	848.5
Deferred revenue	11.3	17.0
Other long-term liabilities	162.6	72.7
Other taxes payable	70.3	79.0
Deferred tax liabilities	1,007.8	279.1
Total liabilities	10,258.4	3,135.8
Commitments and contingencies
Equity:
Preferred Stock; no par value per share; 2.5 million shares authorized
Common stock; $0.0033 par value per share; 500.0 million shares authorized, 138.0 million and 137.1 million shares issued and 127.7 million and 127.2 million shares outstanding, respectively	0.4	0.4
Additional paid-in capital	1,956.7	1,881.0
Retained earnings	2,182.7	2,085.4
Accumulated other comprehensive income (loss)	36.8	(76.5)
Treasury stock, at cost; 10.3 million and 10.0 million shares held, respectively	(342.8)	(326.7)
Total stockholders' equity	3,833.8	3,563.6
Noncontrolling interest	22.6	(1.1)
Total equity	3,856.4	3,562.5
Total liabilities and equity	$ 14,114.8	$ 6,698.3